Finance costs - Summary of Detailed Information About Finance Income Expense Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Finance Income Expense [Abstract]
Interest expense from bank loans	¥ (9,149)
Interest expense from lease liabilities	(1,089)		¥ (1,097)	¥ (300)
Others	(37)
Finance costs	¥ (10,275)	$ (1,490)	¥ (1,097)	¥ (300)